Shareholder Report, Holdings (Details)	May 31, 2026
C000005504 | Top10HoldingT. Rowe Price New Income FundBNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000005504 | Top10HoldingT. Rowe Price Limited Duration Inflation Focused Bond FundBNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000005504 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000005504 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000005504 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged)BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000005504 | Top10HoldingT. Rowe Price Hedged Equity FundBNY-87283V502
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000005504 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005504 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005504 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005504 | Top10HoldingT. Rowe Price Overseas Stock FundBNY-87281D835
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005504 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000005504 | Sector0BNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000005504 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000005504 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000005504 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000049240 | Top10HoldingT. Rowe Price New Income FundBNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000049240 | Top10HoldingT. Rowe Price Limited Duration Inflation Focused Bond FundBNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000049240 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000049240 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000049240 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged)BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000049240 | Top10HoldingT. Rowe Price Hedged Equity FundBNY-87283V502
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000049240 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000049240 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000049240 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000049240 | Top10HoldingT. Rowe Price Overseas Stock FundBNY-87281D835
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000049240 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000049240 | Sector0BNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000049240 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000049240 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000049240 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000049241 | Top10HoldingT. Rowe Price New Income FundBNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000049241 | Top10HoldingT. Rowe Price Limited Duration Inflation Focused Bond FundBNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000049241 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000049241 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000049241 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged)BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000049241 | Top10HoldingT. Rowe Price Hedged Equity FundBNY-87283V502
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000049241 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000049241 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000049241 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000049241 | Top10HoldingT. Rowe Price Overseas Stock FundBNY-87281D835
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000049241 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000049241 | Sector0BNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000049241 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000049241 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000049241 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000244827 | Top10HoldingT. Rowe Price New Income FundBNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000244827 | Top10HoldingT. Rowe Price Limited Duration Inflation Focused Bond FundBNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000244827 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000244827 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000244827 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged)BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000244827 | Top10HoldingT. Rowe Price Hedged Equity FundBNY-87283V502
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000244827 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000244827 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000244827 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244827 | Top10HoldingT. Rowe Price Overseas Stock FundBNY-87281D835
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244827 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000244827 | Sector0BNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000244827 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000244827 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000244827 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.20%